UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30th, 2011 Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Laila Bdour
Title: Marketing Associate
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Laila Bdour      New York NY	 November 15th, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $137,379



List of Other Included Managers: N/A


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
FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101 2881     40133             SOLE            	  40133
Affirmative Insurance          COM              008272106 15       10000             SOLE            	  10000
Albany International           FRNT 2.250% 3/1  012348AC2 9        10000             SOLE            	  10000
American Express Co.           COM              025816109 8492     189148            SOLE            	  189148
Bank of America CNV PFD L      7.25%CNV PFD L   060505682 2438     3188              SOLE            	  3188
Bank of America Corp           COM              060505104 477      78050             SOLE            	  78050
Boeing Company                 COM              097023105 6180     102135            SOLE            	  102135
Boston Scientific Corp         COM              101137107 5026     850485            SOLE            	  850485
BP PLC ADS                     SPONSORED ADR    055622104 1343     37250             SOLE            	  37250
Calpine Corp.                  COM NEW          131347304 6953     493800            SOLE            	  493800
Chesapeake Energy Corp         COM              165167107 5126     200643            SOLE            	  200643
Cisco Systems Inc.             COM              17275R102 6216     401075            SOLE            	  401075
ConocoPhillips                 COM              20825C104 1519     24000             SOLE            	  24000
Corning Inc.                   COM              219350105 5180     419118            SOLE            	  419118
Cree Inc.                      COM              225447101 4492     172915            SOLE            	  172915
Dow Chemical Company           COM              260543103 4072     181280            SOLE            	  181280
Eli Lilly & Co.                COM              532457108 5554     150226            SOLE            	  150226
Hewlett-Packard Co             COM              428236103 3143     140002            SOLE            	  140002
Legg Mason Inc.                COM              524901105 4794     186447            SOLE            	  186447
Live Nation, Inc.              COM              538034109 3182     397200            SOLE            	  397200
Lorillard Inc.                 COM              544147101 554      5000              SOLE            	  5000
Maui Land & Pineapple Co.      COM              577345101 5949     1353641           SOLE            	  1353641
MBIA Inc                       COM              55262C100 1116     153615            SOLE            	  153615
Mesabi Trust                   CTF BEN INT      590672101 2847     136563            SOLE            	  136563
Micron Technology Inc          COM              595112103 3676     729304            SOLE            	  729304
New York Times cl A            CL A             650111107 3553     611519            SOLE            	  611519
Newfield Exploration Co.       COM              651290108 419      10550             SOLE            	  10550
Paccar Inc.                    COM              693718108 5659     167317            SOLE            	  167317
Pfizer Inc.                    COM              717081103 4051     229134            SOLE            	  229134
POSCO ADS                      SPONSORED ADR    693483109 1330     17500             SOLE            	  17500
Prudential Financial Inc       COM              744320102 234      5000              SOLE            	  5000
QEP Resources, Inc.            COM              74733V100 2108     77895             SOLE            	  77895
Qualcomm Inc.                  COM              747525103 951      19551             SOLE            	  19551
Questar Corporation            COM              748356102 1528     86298             SOLE           	  86298
Rowan Companies Inc.           COM              779382100 3681     121918            SOLE            	  121918
Sony Corporation ADR           ADR NEW          835699307 1134     59695             SOLE            	  59695
Spectra Energy Corp            COM              847560109 981      40000             SOLE           	  40000
Sprint Nextel Corp.            COM SER 1        852061100 3443     1132431           SOLE            	  1132431
Teco Energy Inc.               COM              872375100 4332     252873            SOLE            	  252873
Tejon Ranch Co.                COM              879080109 572      23981             SOLE           	  23981
WellsFargo Pfd Series L        PERP PRD CNV A   949746804 2892     2802              SOLE            	  2802
Williams Companies             COM              969457100 5808     238620            SOLE            	  238620
Zimmer Holdings Inc            COM              98956P102 3470     64895             SOLE            	  64895
